Note 3 - Major Customers and Suppliers (Details Textual)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Number of Major Customers	3	3	3	3
Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Number of Major Customers	3	5	4	4
Concentration Risk, Percentage	66.00%	75.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Four Major Customer [Member]
Concentration Risk, Percentage			70.00%	57.00%
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Biopharmaceuticals [Member]
Concentration Risk, Percentage	4.00%	6.00%
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Basic Natural and Chemically Modified Cyclodexterins [Member]
Concentration Risk, Percentage	96.00%	63.00%
Revenue Benchmark [Member] | Product Concentration Risk [Member] | Cyclodexterin Complexes [Member]
Concentration Risk, Percentage		30.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Four Major Customer [Member]
Concentration Risk, Percentage			95.00%	31.00%
Revenue, Product and Service Benchmark [Member] | Product Concentration Risk [Member] | Biopharmaceuticals [Member]
Concentration Risk, Percentage			10.00%	17.00%
Revenue, Product and Service Benchmark [Member] | Product Concentration Risk [Member] | Basic Natural and Chemically Modified Cyclodexterins [Member]
Concentration Risk, Percentage			75.00%	71.00%
Revenue, Product and Service Benchmark [Member] | Product Concentration Risk [Member] | Cyclodexterin Complexes [Member]
Concentration Risk, Percentage			15.00%	12.00%